UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     /S/ Patricia Rench     Austin, Texas     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $185,495 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      115    10000 SH       SOLE                    10000
AMERICAN DENTAL PARTNERS       COM              025353103    16250  1202820 SH       SOLE                  1202820
AON CORP                       COM              037389103    16577   360300 SH       SOLE                   360300
BANCORP INC DEL                COM              05969A105     6758   664486 SH       SOLE                   664486
BOFI HLDG INC                  COM              05566U108      195    12595 SH       SOLE                    12595
CBS CORP NEW                   CL B             124857202    12079   634064 SH       SOLE                   634064
CHINACAST EDU CORP             COM              16946T109    10402  1340509 SH       SOLE                  1340509
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    18002  1282200 SH       SOLE                  1282200
FIRST FINL HLDGS INC           COM              320239106      306    26583 SH       SOLE                    26583
GLOBAL INDEMNITY PLC           SHS              G39319101      193     9444 SH       SOLE                     9444
GOLDMAN SACHS GROUP INC        COM              38141G104     9720    57800 SH       SOLE                    57800
HOWARD HUGHES CORP             COM              44267D107     5717   105058 SH       SOLE                   105058
LIBERTY GLOBAL INC             COM SER A        530555101     8562   242001 SH       SOLE                   242001
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     6382   160000 SH       SOLE                   160000
META FINL GROUP INC            COM              59100U108     1240    89966 SH       SOLE                    89966
NICHOLAS FINANCIAL INC         COM NEW          65373J209     8867   865960 SH       SOLE                   865960
NORTHERN OIL & GAS INC NEV     COM              665531109     3265   120000 SH       SOLE                   120000
NXP SEMICONDUCTORS N V         COM              N6596X109     7341   350750 SH       SOLE                   350750
ORBITZ WORLDWIDE INC           COM              68557K109     7350  1314862 SH       SOLE                  1314862
PENN NATL GAMING INC           COM              707569109     3698   105220 SH       SOLE                   105220
QUALITY DISTR INC FLA          COM              74756M102     9939  1093413 SH       SOLE                  1093413
SANDRIDGE ENERGY INC           COM              80007P307     3840   524626 SH       SOLE                   524626
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     7096   235665 SH       SOLE                   235665
VALEANT PHARMACEUTICALS INTL   COM              91911K102    15869   560952 SH       SOLE                   560952
ZIPREALTY INC                  COM              98974V107     5732  2204686 SH       SOLE                  2204686